GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
March 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 97.5%
Australia – 8.2%
30,921 ANZ Group Holdings Ltd.
(Banks) $ 777,517
2,790 Aristocrat Leisure Ltd.
(Consumer Services) 88,681
39,801 BHP Group Ltd. (Materials) 1,440,101
16,348 Brambles Ltd. (Commercial &
Professional Services) 256,570
7,732 Capricorn Metals Ltd.
(Materials) 61,144
6,162 Codan Ltd. (Technology
Hardware & Equipment) 135,625
7,966 Commonwealth Bank of
Australia (Banks) 932,873
70,501 Evolution Mining Ltd.
(Materials) 634,841
2,536 Macquarie Group Ltd.
(Financial Services) 360,256
7,228 National Australia Bank Ltd.
(Banks) 209,075
23,767 Northern Star Resources Ltd.
(Materials) 345,496
3,381 Orica Ltd. (Materials) 47,519
27,239 Perenti Ltd. (Materials) 37,303
22,055 QBE Insurance Group Ltd.
(Insurance) 325,461
28,178 Regis Resources Ltd.
(Materials) 133,558
18,229 Rio Tinto PLC ADR (Materials) 1,700,583
5,878 Sandfire Resources Ltd.
(Materials)* 67,451
35,049 Suncorp Group Ltd. (Insurance) 393,344
18,627 Vault Minerals Ltd. (Materials) 55,580
24,892 Wesfarmers Ltd. (Consumer
Discretionary Distribution &
Retail) 1,270,886
37,844 Westpac Banking Corp. (Banks) 1,045,829
10,319,693
Austria – 0.4%
865 BAWAG Group AG (Banks)*
(a)
131,504
1,658 OMV AG (Energy) 121,299
2,101 Strabag SE (Capital Goods) 207,973
8,080 Telekom Austria AG
(Telecommunication Services) 85,081
545,857
Belgium – 0.8%
723 Aedifica SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 58,539
4,483 KBC Ancora (Banks) 367,146
1,740 UCB SA (Pharmaceuticals,
Biotechnology & Life Sciences) 524,257
949,942
China – 0.3%
60,000 MMG Ltd. (Materials)* 56,847
220,000 Nexteer Automotive Group Ltd.
(Automobiles & Components) 143,797
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,918 Prosus NV (Consumer
Discretionary Distribution &
Retail)* $ 135,091
335,735
Denmark – 1.1%
254 AL Sydbank (Banks) 20,414
12,069 Danske Bank A/S (Banks) 594,792
554 DSV A/S (Transportation) 133,796
13,413 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) 490,842
245 Ringkjoebing Landbobank A/S
(Banks) 58,906
1,254 Vestas Wind Systems A/S
(Capital Goods) 37,834
1,336,584
Finland – 1.2%
63,783 Nordea Bank Abp (Banks) 1,098,291
43,284 Sampo OYJ, Class A (Insurance) 460,374
1,558,665
France – 11.2%
8,620 Air Liquide SA (Materials) 1,781,742
612 Airbus SE (Capital Goods) 115,713
26,903 AXA SA (Insurance) 1,236,236
2,363 BNP Paribas SA (Banks) 225,108
1,882 Capgemini SE (Software &
Services) 222,073
6,129 Cie de Saint-Gobain SA
(Capital Goods) 507,447
16,674 Danone SA (Food, Beverage &
Tobacco) 1,332,373
660 Dassault Aviation SA (Capital
Goods) 245,654
7,351 Engie SA (Utilities) 236,904
5,263 EssilorLuxottica SA (Health
Care Equipment & Services) 1,226,412
6,148 Etablissements Maurel et Prom
SA (Energy) 75,835
560 Hermes International SCA
(Consumer Durables & Apparel) 1,060,838
7,322 Klepierre SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 274,884
2,415 Legrand SA (Capital Goods) 375,182
735 Nexans SA (Capital Goods) 99,989
5,017 Safran SA (Capital Goods) 1,641,711
3,698 Thales SA (Capital Goods) 1,084,421
16,268 TotalEnergies SE (Energy) 1,492,983
6,662 Valeo SE (Automobiles &
Components) 81,582
4,428 Vinci SA (Capital Goods) 664,640
1,149 Viridien (Energy)* 181,156
14,162,883
Georgia – 0.1%
2,030 TBC Bank Group PLC (Banks) 110,830

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – 8.7%
1,671 adidas AG (Consumer Durables
& Apparel) $ 270,463
2,852 AIXTRON SE (Semiconductors
& Semiconductor Equipment) 111,286
2,261 Allianz SE (Insurance) 954,863
2,196 Aumovio SE (Automobiles &
Components)* 85,998
15,006 BASF SE (Materials) 924,226
40,746 Deutsche Bank AG (Financial
Services) 1,212,605
241 Deutsche Boerse AG (Financial
Services) 70,600
10,341 Deutsche Post AG
(Transportation) 545,043
16,752 Deutsche Telekom AG
(Telecommunication Services) 625,240
9,811 E.ON SE (Utilities) 214,875
8,007 Fresenius SE & Co. KGaA
(Health Care Equipment &
Services) 415,530
4,672 FUCHS SE (Materials) 161,769
1,797 GEA Group AG (Capital
Goods) 128,877
895 Hannover Rueck SE (Insurance) 281,389
238 Hapag-Lloyd AG
(Transportation)
(a)
33,709
4,455 Henkel AG & Co. KGaA
(Household & Personal
Products) 320,005
3,274 Knorr-Bremse AG (Capital
Goods) 374,061
2,745 Merck KGaA (Pharmaceuticals,
Biotechnology & Life Sciences) 348,763
1,310 MTU Aero Engines AG (Capital
Goods) 477,913
992 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Insurance) 626,489
3,944 Nemetschek SE (Software &
Services) 295,248
181 Rheinmetall AG (Capital
Goods) 305,309
5,761 RWE AG (Utilities) 387,594
2,944 SAP SE (Software & Services) 501,901
3,006 Scout24 SE (Media &
Entertainment)
(a)
231,938
17,097 SGL Carbon SE (Capital
Goods)* 66,258
5,298 Siemens Energy AG (Capital
Goods) 913,639
6,495 thyssenkrupp AG (Materials) 57,231
10,942,822
Hong Kong – 2.1%
94,600 Bank of East Asia Ltd. (The)
(Banks) 157,683
212,000 Dah Sing Banking Group Ltd.
(Banks) 330,858
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
26,000 Dah Sing Financial Holdings
Ltd. (Banks) $ 134,938
11,200 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 565,018
50,700 Hongkong Land Holdings Ltd.
(Real Estate Management &
Development) 395,104
15,000 Johnson Electric Holdings Ltd.
(Automobiles & Components) 45,514
165,000 Swire Pacific Ltd., Class B
(Capital Goods) 269,347
18,200 Swire Properties Ltd. (Real
Estate Management &
Development) 53,312
566,000 WH Group Ltd. (Food,
Beverage & Tobacco)
(a)
740,596
2,692,370
Israel – 0.1%
151 Elbit Systems Ltd. (Capital
Goods) 127,310
Italy – 2.9%
58,836 Enel SpA (Utilities) 643,244
1,081 Ferrari NV (Automobiles &
Components) 366,788
15,282 FinecoBank Banca Fineco SpA
(Banks) 340,005
5,360 Industrie De Nora SpA (Capital
Goods) 34,982
12,922 Intesa Sanpaolo SpA (Banks) 78,151
2,194 Leonardo SpA (Capital Goods) 149,235
6,954 Prysmian SpA (Capital Goods) 821,206
29,083 Saipem SpA (Energy) 133,065
13,662 UniCredit SpA (Banks) 980,165
7,524 Unipol Assicurazioni SpA
(Insurance) 174,784
3,721,625
Ivory Coast – 0.3%
6,626 Endeavour Mining PLC
(Materials) 399,215
Japan – 23.4%
17,900 Acom Co. Ltd. (Financial
Services) 52,918
5,800 Advantest Corp.
(Semiconductors &
Semiconductor Equipment) 800,439
8,500 AGC, Inc. (Capital Goods) 301,134
3,400 Asahi Intecc Co. Ltd. (Health
Care Equipment & Services) 72,604
28,400 Asia Pile Holdings Corp.
(Materials) 252,526
81,400 Astellas Pharma, Inc.
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,326,968
1,300 Awa Bank Ltd. (The) (Banks) 48,047

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,800 Brother Industries Ltd.
(Technology Hardware &
Equipment) $ 33,323
1,700 Central Japan Railway Co.
(Transportation) 44,202
16,600 Chiba Bank Ltd. (The) (Banks) 214,880
3,900 Chofu Seisakusho Co. Ltd.
(Consumer Durables & Apparel) 49,366
3,900 Chubu Shiryo Co. Ltd. (Food,
Beverage & Tobacco) 43,677
3,400 Chudenko Corp. (Capital
Goods) 99,777
29,800 Chugin Financial Group, Inc.
(Banks) 537,308
13,600 Cosmo Energy Holdings Co.
Ltd. (Energy) 384,740
4,300 Dai Nippon Printing Co. Ltd.
(Commercial & Professional
Services) 78,346
17,300 Daiichi Sankyo Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 309,508
5,300 Daito Trust Construction Co.
Ltd. (Real Estate Management
& Development) 124,201
60,500 Daiwa Securities Group, Inc.
(Financial Services) 573,261
2,300 Denyo Co. Ltd. (Capital Goods) 50,428
500 Disco Corp. (Semiconductors &
Semiconductor Equipment) 203,792
1,100 Eisai Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 34,437
94,000 ENEOS Holdings, Inc. (Energy) 846,953
11,100 FANUC Corp. (Capital Goods) 386,912
3,900 First Bank of Toyama Ltd. (The)
(Banks) 59,278
4,500 Fuji Electric Co. Ltd. (Capital
Goods) 315,234
48,600 FUJIFILM Holdings Corp.
(Technology Hardware &
Equipment) 926,105
6,600 Fujikura Ltd. (Capital Goods) 181,513
34,900 Fujitsu Ltd. (Software &
Services) 713,728
7,200 Fukuoka Financial Group, Inc.
(Banks) 275,728
8,400 Futaba Industrial Co. Ltd.
(Automobiles & Components) 52,169
4,400 Gunma Bank Ltd. (The) (Banks) 58,639
3,400 Hachijuni Bank Ltd. (The)
(Banks) 42,748
3,700 Haseko Corp. (Consumer
Durables & Apparel) 68,354
31,080 Hirakawa Hewtech Corp.
(Capital Goods) 757,817
4,700 Hitachi Construction Machinery
Co. Ltd. (Capital Goods) 161,385
7,200 Hitachi Ltd. (Capital Goods) 211,216
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
23,500 Hokkaido Gas Co. Ltd.
(Utilities) $ 131,329
5,500 Hokuto Corp. (Food, Beverage
& Tobacco) 66,178
2,800 Hoya Corp. (Health Care
Equipment & Services) 485,409
9,000 Inaba Seisakusho Co. Ltd.
(Commercial & Professional
Services) 97,725
41,900 Isuzu Motors Ltd. (Automobiles
& Components) 603,392
8,500 Japan Exchange Group, Inc.
(Financial Services) 99,263
34,900 Japan Tobacco, Inc. (Food,
Beverage & Tobacco) 1,338,899
4,100 Kajima Corp. (Capital Goods) 156,410
3,400 Kao Corp. (Household &
Personal Products) 132,354
5,100 Kawasaki Kisen Kaisha Ltd.
(Transportation) 86,142
1,500 Kioxia Holdings Corp.
(Semiconductors &
Semiconductor Equipment)* 195,900
3,200 Kita-Nippon Bank Ltd. (The)
(Banks) 93,332
5,200 Komatsu Matere Co. Ltd.
(Consumer Durables & Apparel) 25,695
7,300 Kubota Corp. (Capital Goods) 116,984
2,900 Kyokuto Boeki Kaisha Ltd.
(Capital Goods) 34,677
9,500 Kyushu Electric Power Co., Inc.
(Utilities) 110,120
200 Lasertec Corp. (Semiconductors
& Semiconductor Equipment) 44,515
5,600 Marudai Food Co. Ltd. (Food,
Beverage & Tobacco) 80,957
12,100 Matsui Construction Co. Ltd.
(Capital Goods) 123,568
3,200 MINEBEA MITSUMI, Inc.
(Capital Goods) 53,136
2,200 Mitsubishi Corp. (Capital
Goods) 75,473
5,600 Mitsubishi Electric Corp.
(Capital Goods) 183,160
5,700 Mitsubishi Estate Co. Ltd.
(Real Estate Management &
Development) 158,212
25,900 Mitsubishi Heavy Industries
Ltd. (Capital Goods) 711,645
46,800 Mitsui Fudosan Co. Ltd.
(Real Estate Management &
Development) 498,909
1,100 Mitsui Kinzoku Co. Ltd.
(Materials) 208,653
30,600 Murata Manufacturing Co.
Ltd. (Technology Hardware &
Equipment) 686,579
15,100 NEC Corp. (Software &
Services) 375,735

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
27,500 NGK Corp. (Capital Goods) $ 708,748
1,400 Nippon Shinyaku Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 46,055
1,700 Nippon Yusen KK
(Transportation) 62,449
1,200 Nissan Chemical Corp.
(Materials) 46,663
7,400 Noritsu Koki Co. Ltd.
(Consumer Durables & Apparel) 96,101
16,200 NSK Ltd. (Capital Goods) 114,801
12,300 Obayashi Corp. (Capital Goods) 297,912
32,100 ORIX Corp. (Financial
Services) 952,451
4,500 Press Kogyo Co. Ltd.
(Automobiles & Components) 23,574
24,100 Renesas Electronics
Corp. (Semiconductors &
Semiconductor Equipment) 344,563
4,500 Ricoh Co. Ltd. (Technology
Hardware & Equipment) 38,041
2,600 Riken Technos Corp. (Materials) 27,916
3,800 San-In Godo Bank Ltd. (The)
(Banks) 42,757
22,000 Seikitokyu Kogyo Co. Ltd.
(Capital Goods) 209,870
3,000 Shimizu Corp. (Capital Goods) 53,823
5,600 Shindengen Electric
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 109,541
5,900 Shinsho Corp. (Capital Goods) 86,856
25,900 SoftBank Group Corp.
(Telecommunication Services) 630,659
27,000 Sompo Holdings, Inc.
(Insurance) 1,051,063
26,900 Sony Group Corp. (Consumer
Durables & Apparel) 560,670
2,300 Space Co. Ltd. (Commercial &
Professional Services) 22,138
8,500 Sumitomo Chemical Co. Ltd.
(Materials) 27,502
11,300 Sumitomo Corp. (Capital
Goods) 422,835
14,500 Sumitomo Electric Industries
Ltd. (Automobiles &
Components) 823,891
7,700 Sumitomo Mitsui Financial
Group, Inc. (Banks) 253,178
5,500 Sumitomo Pharma Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 75,033
13,000 Sumitomo Realty &
Development Co. Ltd. (Real
Estate Management &
Development) 368,886
27,200 Suzuki Co. Ltd. (Technology
Hardware & Equipment) 469,501
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
2,600 Taisei Corp. (Capital Goods) $ 269,365
33,800 Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 1,244,783
900 Tanseisha Co. Ltd. (Commercial
& Professional Services) 8,490
68,600 TDK Corp. (Technology
Hardware & Equipment) 891,133
8,400 Tokyo Century Corp. (Financial
Services) 108,733
7,700 Tokyo Gas Co. Ltd. (Utilities) 362,640
3,300 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 28,166
6,800 Tosho Co. Ltd. (Consumer
Services) 36,196
13,100 Tv Tokyo Holdings Corp.
(Media & Entertainment) 345,335
4,000 Yamae Group Holdings Co.
Ltd. (Consumer Discretionary
Distribution & Retail) 73,433
20,400 Yamaha Corp. (Consumer
Durables & Apparel) 144,423
38,700 Yokohama Financial Group, Inc.
(Banks) 345,444
29,493,630
Netherlands – 5.4%
780 ASM International NV
(Semiconductors &
Semiconductor Equipment) 591,204
2,305 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 3,065,091
5,545 Eurocommercial Properties
NV REIT (Equity Real Estate
Investment Trusts (REITs)) 167,936
4,577 EXOR NV (Financial Services) 350,359
34,062 ForFarmers NV (Food, Beverage
& Tobacco) 246,853
40,539 ING Groep NV (Banks) 1,052,259
24,898 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 1,159,481
1,610 SBM Offshore NV (Energy) 64,203
835 Wolters Kluwer NV
(Commercial & Professional
Services) 62,365
6,759,751
New Zealand – 0.2%
9,588 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care
Equipment & Services) 207,901
40,301 TOWER Ltd. (Insurance) 42,960
250,861
Norway – 1.1%
35,002 Deep Value Driller AS (Energy) 77,394
11,239 Kongsberg Gruppen ASA
(Capital Goods) 479,081

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Norway – (continued)
1,751 Orkla ASA (Food, Beverage &
Tobacco) $ 22,036
45,425 Sea1 offshore, Inc. (Energy)* 164,671
5,911 SpareBank 1 SMN (Banks) 126,151
66,330 Var Energi ASA (Energy) 341,485
1,248 Wilh Wilhelmsen Holding ASA,
Class A (Transportation) 93,443
7,683 Zaptec ASA (Capital Goods)* 22,754
1,327,015
Portugal – 0.3%
250,810 Banco Comercial Portugues SA,
Class R (Banks) 244,281
7,162 Jeronimo Martins SGPS SA
(Consumer Staples Distribution
& Retail) 171,253
415,534
Singapore – 0.6%
2,100 Oversea-Chinese Banking Corp.
Ltd. (Banks) 35,968
32,800 Singapore Technologies
Engineering Ltd. (Capital
Goods) 278,382
108,600 Singapore Telecommunications
Ltd. (Telecommunication
Services) 417,270
731,620
South Africa – 0.2%
7,063 Anglo American PLC
(Materials) 303,254
Spain – 2.4%
1,241 ACS Actividades de
Construccion y Servicios SA
(Capital Goods) 151,347
28,579 Banco Bilbao Vizcaya
Argentaria SA (Banks) 617,295
20,071 CaixaBank SA (Banks) 240,604
9,555 Cellnex Telecom SA
(Telecommunication
Services)*
(a)
307,239
10,797 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 628,481
21,944 Merlin Properties Socimi SA
REIT (Equity Real Estate
Investment Trusts (REITs)) 357,519
13,175 Naturgy Energy Group SA
(Utilities) 394,414
7,316 Repsol SA (Energy) 205,934
49,094 Unicaja Banco SA (Banks)
(a)
145,699
3,048,532
Sweden – 3.3%
11,651 Atlas Copco AB, Class B
(Capital Goods) 182,131
4,515 Boliden AB (Materials)* 236,685
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
23,230 Byggmax Group AB (Consumer
Discretionary Distribution &
Retail) $ 134,027
17,598 Epiroc AB, Class A (Capital
Goods) 433,207
22,472 Epiroc AB, Class B (Capital
Goods) 481,385
17,445 Investor AB, Class A (Financial
Services) 654,553
19,317 Investor AB, Class B (Financial
Services) 731,626
8,086 Rusta AB (Consumer
Discretionary Distribution &
Retail) 80,233
37,479 Svenska Handelsbanken AB,
Class A (Banks)
(b)
494,113
7,217 Swedbank AB, Class A (Banks) 245,981
3,515 Tele2 AB, Class B
(Telecommunication Services) 72,752
18,744 Telefonaktiebolaget LM
Ericsson, Class B (Technology
Hardware & Equipment) 213,686
5,236 Trelleborg AB, Class B (Capital
Goods) 195,824
4,156,203
Switzerland – 5.0%
22,826 ABB Ltd. (Capital Goods) 1,855,936
4,747 Cie Financiere Richemont SA
(Consumer Durables & Apparel) 838,159
734 Kuehne + Nagel International
AG (Transportation) 168,090
2,314 Landis+Gyr Group AG
(Technology Hardware &
Equipment)* 148,473
159 LEM Holding SA (Technology
Hardware & Equipment)* 58,606
1,695 Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,087,374
5,307 SGS SA (Commercial &
Professional Services) 559,299
2,119 Sonova Holding AG (Health
Care Equipment & Services) 483,161
13,144 UBS Group AG (Financial
Services) 512,529
776 Zurich Insurance Group AG
(Insurance) 548,491
6,260,118
United Kingdom – 9.9%
11,572 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 2,282,230
35,463 BAE Systems PLC (Capital
Goods) 1,039,722
13,534 Beazley PLC (Insurance) 228,676
19,608 Compass Group PLC
(Consumer Services) 547,082
56,691 HSBC Holdings PLC (Banks) 931,013

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
15,056 Imperial Brands PLC (Food,
Beverage & Tobacco) $ 610,488
6,538 Intertek Group PLC
(Commercial & Professional
Services) 318,132
2,581 Keller Group PLC (Capital
Goods) 65,660
2,860 Lancashire Holdings Ltd.
(Insurance) 22,220
1,206,367 Lloyds Banking Group PLC
(Banks) 1,495,214
3,912 London Stock Exchange Group
PLC (Financial Services) 461,959
44,609 National Grid PLC (Utilities) 753,004
99,227 NatWest Group PLC (Banks) 735,069
51,634 PZ Cussons PLC (Household &
Personal Products) 55,236
12,105 Reckitt Benckiser Group
PLC (Household & Personal
Products) 813,945
10,101 RELX PLC (Commercial &
Professional Services) 330,933
36,026 Rolls-Royce Holdings PLC
(Capital Goods) 547,322
4,765 Sage Group PLC (The)
(Software & Services) 53,394
1,675 Smiths Group PLC (Capital
Goods) 51,115
15,009 Tesco PLC (Consumer Staples
Distribution & Retail) 94,332
6,918 Unilever PLC (Household &
Personal Products) 390,588
40,890 Vodafone Group PLC ADR
(Telecommunication Services) 614,168
12,441,502
United States – 8.3%
10,292 Alcon AG (Health Care
Equipment & Services) 777,975
27,261 BP PLC ADR (Energy) 1,281,267
3,564 Carnival PLC ADR (Consumer
Services) 91,844
19,105 GSK PLC ADR
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,054,405
452 Holcim AG (Materials)* 37,363
3,156 InterContinental Hotels Group
PLC (Consumer Services) 416,197
26,332 Nestle SA (Food, Beverage &
Tobacco) 2,582,934
3,439 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 527,867
34,438 PureTech Health PLC
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 49,229
2,032 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 810,952
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
17,924 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) $ 1,730,919
5,260 Shell PLC (Energy) 245,964
1,306 Spotify Technology SA (Media
& Entertainment)* 633,292
13,931 Tenaris SA (Energy) 407,236
10,647,444
TOTAL COMMON STOCKS
(Cost $106,839,549)
123,038,995
Shares Description Rate Value
a
Preferred Stocks – 0.4%
Germany – 0.4%
3,638 Henkel AG
& Co. KGaA
(Household
& Personal
Products) 2.86% 281,033
740 Sartorius AG
(Pharmaceuticals,
Biotechnology &
Life Sciences) 0.34 185,160
TOTAL PREFERRED STOCKS
(Cost $521,679)
466,193
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $107,361,228)
123,505,188
Shares Dividend Rate
a
Securities Lending Reinvestment Vehicle – 0.4%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund – Institutional Shares
543,070 3.553% 543,070
(Cost $543,070)
TOTAL INVESTMENTS – 98.3%
(Cost $107,904,298)
$ 124,048,258
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
2,110,792
NET ASSETS – 100.0%
$ 126,159,050
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Additional Investment Information
Sector Name
% of
Market
Value
Financials 23.4%
Industrials 18.9
Health Care 12.8
Information Technology 9.0
Consumer Staples 8.4
Materials 7.3
Consumer Discretionary 7.2
Energy 4.8
Communication Services 3.2
Utilities 2.6
Real Estate 2.0
Securities Lending Reinvestment Vehicle 0.4
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At March 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 14 06/19/26 $ 889,196 $ (16,150)
FTSE 100 Index 2 06/19/26 269,988 2,038
Hang Seng Index 1 04/29/26 157,852 (871)
MSCI Singapore Index 1 04/29/26 33,958 200
SPI 200 Index 1 06/18/26 146,839 (2,671)
TOPIX Index 2 06/11/26 441,574 (3,138)
Total Futures Contracts
$ (20,592)

GOLDMAN SACHS VARIABLE INSURANCE TRUST-LARGE CAP VALUE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.5%
Aerospace & Defense – 2.3%
10,642 L3Harris Technologies, Inc. $ 3,673,086
11,259 RTX Corp. 2,171,861
5,844,947
Banks – 8.1%
123,146 Bank of America Corp. 6,003,367
42,304 Citigroup, Inc. 4,797,697
33,712 JPMorgan Chase & Co. 9,916,722
20,717,786
Beverages – 1.4%
48,301 Coca-Cola Co. (The) 3,673,291
Biotechnology – 1.0%
1,683 Argenx SE ADR (Netherlands)* 1,229,011
2,422 Madrigal Pharmaceuticals, Inc.* 1,267,844
2,496,855
Broadline Retail – 2.4%
29,357 Amazon.com, Inc.* 6,114,182
Building Products – 0.4%
12,623 Builders FirstSource, Inc.* 1,039,252
Capital Markets – 3.1%
20,635 Intercontinental Exchange, Inc. 3,245,473
20,093 KKR & Co., Inc. 1,858,602
16,847 Morgan Stanley 2,772,511
7,876,586
Chemicals – 2.5%
22,314 Celanese Corp. 1,467,592
8,369 Sherwin-Williams Co. (The) 2,682,683
30,108 Solstice Advanced Materials, Inc. 2,293,025
6,443,300
Commercial Services & Supplies – 1.7%
27,371 Waste Connections, Inc. 4,446,145
Communications Equipment – 1.0%
21,235 Arista Networks, Inc.* 2,607,233
Construction Materials – 1.1%
4,824 Martin Marietta Materials, Inc. 2,839,792
Consumer Finance – 1.5%
20,646 Capital One Financial Corp. 3,766,450
Consumer Staples Distribution & Retail – 3.9%
2,385 Casey's General Stores, Inc. 1,735,946
65,506 Walmart, Inc. 8,141,086
9,877,032
Containers & Packaging – 1.4%
103,587 International Paper Co. 3,698,056
Electric Utilities – 3.2%
46,452 NextEra Energy, Inc. 4,314,462
104,753 PPL Corp. 4,001,564
8,316,026
Electrical Equipment – 3.3%
12,963 Eaton Corp. PLC 4,636,476
10,718 Rockwell Automation, Inc. 3,846,476
8,482,952
Shares Description Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 2.4%
12,445 Coherent Corp.* $ 2,964,524
11,964 Jabil, Inc. 3,177,997
6,142,521
Financial Services – 2.0%
10,949 Berkshire Hathaway, Inc., Class
B* 5,246,761
Ground Transportation – 2.5%
72,388 CSX Corp. 2,971,528
17,596 Old Dominion Freight Line, Inc. 3,438,258
6,409,786
Health Care Equipment & Supplies – 2.7%
43,313 Abbott Laboratories 4,446,946
39,376 Boston Scientific Corp.* 2,470,844
6,917,790
Health Care Providers & Services – 0.5%
5,511 Cardinal Health, Inc. 1,164,530
Hotels, Restaurants & Leisure – 1.5%
41,710 Starbucks Corp. 3,736,799
Household Products – 2.7%
47,093 Procter & Gamble Co. (The) 6,802,113
Industrial Conglomerates – 3.0%
24,983 3M Co. 3,628,281
18,045 Honeywell International, Inc. 4,078,712
7,706,993
Industrial REITs – 1.8%
34,478 Prologis, Inc. REIT 4,557,302
Insurance – 3.2%
29,020 Marsh & McLennan Cos., Inc. 5,033,519
11,217 Travelers Cos., Inc. (The) 3,271,775
8,305,294
Interactive Media & Services – 6.0%
44,802 Alphabet, Inc., Class A 12,883,263
4,225 Meta Platforms, Inc., Class A 2,417,249
15,300,512
Life Sciences Tools & Services – 2.7%
22,196 Agilent Technologies, Inc. 2,529,900
8,779 Thermo Fisher Scientific, Inc. 4,315,142
6,845,042
Machinery – 2.3%
8,469 Caterpillar, Inc. 5,999,948
Multi-Utilities – 1.5%
33,900 Ameren Corp. 3,726,288
Oil, Gas & Consumable Fuels – 7.4%
37,923 Chevron Corp. 7,846,269
30,389 ConocoPhillips 4,011,348
16,860 DT Midstream, Inc. 2,270,536
43,524 Expand Energy Corp. 4,778,065
18,906,218
Passenger Airlines – 0.5%
12,734 United Airlines Holdings, Inc.* 1,172,419

GOLDMAN SACHS VARIABLE INSURANCE TRUST-LARGE CAP VALUE FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Pharmaceuticals – 5.8%
38,782 Johnson & Johnson $ 9,479,872
44,882 Merck & Co., Inc. 5,398,856
14,878,728
Residential REITs – 1.2%
19,081 AvalonBay Communities, Inc.
REIT 3,116,881
Semiconductors & Semiconductor Equipment – 6.5%
20,528 Advanced Micro Devices, Inc.* 4,176,011
12,736 Applied Materials, Inc. 4,353,037
16,002 Micron Technology, Inc. 5,406,116
8,920 Teradyne, Inc. 2,644,423
16,579,587
Specialty Retail – 2.9%
11,810 Home Depot, Inc. (The) 3,884,191
21,945 TJX Cos., Inc. (The) 3,504,616
7,388,807
Wireless Telecommunication Services – 2.1%
25,341 T-Mobile US, Inc. 5,322,370
TOTAL COMMON STOCKS
(Cost $205,463,844)
254,466,574
Shares Dividend Rate Value
aa
Investment Company – 0.4%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
988,893 3.553% $ 988,893
(Cost $988,893)
TOTAL INVESTMENTS – 99.9%
(Cost $206,452,737)
$ 255,455,467
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
141,988
NET ASSETS – 100.0%
$ 255,597,455
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP GROWTH FUND
Schedule of Investments
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 98.9%
Aerospace & Defense – 10.7%
2,288 Axon Enterprise, Inc.* $ 971,691
1,425 FTAI Aviation Ltd. 349,125
10,262 Howmet Aerospace, Inc. 2,364,980
2,668 L3Harris Technologies, Inc. 920,860
11,526 Rocket Lab Corp.* 740,200
2,465 Woodward, Inc. 882,273
6,229,129
Banks – 0.7%
28,678 Flagstar Bank NA 377,689
Beverages – 1.0%
6,613 Coca-Cola Europacific Partners
PLC (United Kingdom) 599,601
Biotechnology – 5.7%
1,137 Alnylam Pharmaceuticals, Inc.* 376,199
497 Argenx SE ADR (Netherlands)* 362,934
5,393 Insmed, Inc.* 881,863
7,572 Ionis Pharmaceuticals, Inc.* 568,582
757 Madrigal Pharmaceuticals, Inc.* 396,267
27,411 Roivant Sciences Ltd.* 759,285
3,345,130
Broadline Retail – 0.9%
5,695 eBay, Inc. 518,359
Building Products – 0.7%
4,656 Builders FirstSource, Inc.* 383,328
Capital Markets – 2.9%
5,076 Intercontinental Exchange, Inc. 798,353
2,927 LPL Financial Holdings, Inc. 880,530
1,678,883
Chemicals – 2.6%
7,961 Celanese Corp. 523,595
13,349 Solstice Advanced Materials, Inc. 1,016,660
1,540,255
Construction & Engineering – 4.0%
4,241 Quanta Services, Inc. 2,328,394
Construction Materials – 1.3%
1,324 Martin Marietta Materials, Inc. 779,412
Consumer Staples Distribution & Retail – 0.7%
548 Casey's General Stores, Inc. 398,867
Electrical Equipment – 5.2%
2,079 Rockwell Automation, Inc. 746,112
9,195 Vertiv Holdings Co., Class A 2,304,083
3,050,195
Electronic Equipment, Instruments & Components – 2.9%
2,064 Coherent Corp.* 491,666
4,580 Jabil, Inc. 1,216,585
1,708,251
Entertainment – 4.1%
9,668 Live Nation Entertainment, Inc.* 1,474,467
15,963 ROBLOX Corp., Class A* 902,867
2,377,334
Financial Services – 2.4%
3,418 Corpay, Inc.* 994,604
Shares Description Value
Common Stocks – (continued)
Financial Services – (continued)
29,039 Rocket Cos., Inc., Class A* $ 413,806
1,408,410
Ground Transportation – 0.8%
2,322 Old Dominion Freight Line, Inc. 453,719
Health Care Equipment & Supplies – 3.5%
17,860 Dexcom, Inc.* 1,121,608
5,382 Edwards Lifesciences Corp.* 430,990
2,358 Insulet Corp.* 494,803
2,047,401
Health Care Providers & Services – 5.4%
7,392 Cencora, Inc. 2,322,123
8,732 Guardant Health, Inc.* 806,575
3,128,698
Hotels, Restaurants & Leisure – 11.3%
11,092 Cava Group, Inc.* 897,343
3,598 DoorDash, Inc., Class A* 540,240
24,382 DraftKings, Inc., Class A* 527,139
12,285 Dutch Bros, Inc., Class A* 622,358
7,405 Hilton Worldwide Holdings, Inc. 2,251,712
6,482 Royal Caribbean Cruises Ltd. 1,783,717
6,622,509
Household Durables – 0.6%
3,848 Lennar Corp., Class A 334,160
Independent Power and Renewable Electricity Producers – 2.9%
11,238 Vistra Corp. 1,689,408
Interactive Media & Services – 1.5%
6,291 Reddit, Inc., Class A* 847,083
IT Services – 3.4%
8,161 Cloudflare, Inc., Class A* 1,683,941
1,195 MongoDB, Inc.* 292,500
1,976,441
Life Sciences Tools & Services – 3.2%
7,631 Agilent Technologies, Inc. 869,781
557 Mettler-Toledo International,
Inc.* 702,489
2,349 Repligen Corp.* 276,759
1,849,029
Oil, Gas & Consumable Fuels – 4.1%
5,072 Diamondback Energy, Inc. 1,003,191
8,259 Expand Energy Corp. 906,673
30,733 Venture Global, Inc., Class A 484,352
2,394,216
Personal Care Products – 0.8%
7,416 elf Beauty, Inc.* 449,484
Pharmaceuticals – 0.6%
7,068 Royalty Pharma PLC, Class A 339,052
Semiconductors & Semiconductor Equipment – 5.7%
9,503 Marvell Technology, Inc. 941,272
1,215 Monolithic Power Systems, Inc. 1,328,420
3,442 Teradyne, Inc. 1,020,416
3,290,108

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP GROWTH FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Software – 3.0%
9,795 Datadog, Inc., Class A* $ 1,156,300
4,247 Zscaler, Inc.* 595,811
1,752,111
Specialty Retail – 4.0%
2,695 Carvana Co.* 847,254
6,915 Ross Stores, Inc. 1,497,996
2,345,250
Textiles, Apparel & Luxury Goods – 1.1%
19,434 On Holding AG, Class A
(Switzerland)* 661,145
Trading Companies & Distributors – 1.2%
972 United Rentals, Inc. 708,160
TOTAL COMMON STOCKS
(Cost $49,818,148)
57,611,211
Shares Dividend Rate Value
aa
Investment Company – 0.6%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
348,409 3.553% 348,409
(Cost $348,409)
TOTAL INVESTMENTS – 99.5%
(Cost $50,166,557)
$ 57,959,620
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.5%
280,760
NET ASSETS – 100.0%
$ 58,240,380
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.4%
Aerospace & Defense – 3.9%
31,834 L3Harris Technologies, Inc. $ 10,987,505
17,783 Woodward, Inc. 6,364,891
17,352,396
Automobile Components – 1.2%
75,670 Aptiv PLC* 5,254,525
Banks – 5.2%
233,566 Fifth Third Bancorp 10,851,476
166,233 Flagstar Bank NA 2,189,289
234,005 Huntington Bancshares, Inc. 3,662,178
45,249 Wintrust Financial Corp. 6,286,896
22,989,839
Beverages – 2.3%
112,541 Coca-Cola Europacific Partners
PLC (United Kingdom) 10,204,092
Broadline Retail – 1.8%
89,625 eBay, Inc. 8,157,668
Building Products – 2.0%
109,498 Builders FirstSource, Inc.* 9,014,970
Capital Markets – 5.2%
46,926 Bank of New York Mellon Corp.
(The) 5,566,831
55,802 Intercontinental Exchange, Inc. 8,776,538
226,599 Invesco Ltd. 5,504,090
10,866 LPL Financial Holdings, Inc. 3,268,819
23,116,278
Chemicals – 3.2%
68,944 Celanese Corp. 4,534,447
58,689 Solstice Advanced Materials, Inc. 4,469,754
43,984 Westlake Corp. 5,138,211
14,142,412
Communications Equipment – 0.8%
7,741 Motorola Solutions, Inc. 3,359,362
Construction Materials – 2.0%
15,208 Martin Marietta Materials, Inc. 8,952,645
Consumer Finance – 1.2%
80,901 Synchrony Financial 5,502,886
Consumer Staples Distribution & Retail – 2.9%
45,313 Kroger Co. (The) 3,278,849
109,377 Performance Food Group Co.* 9,369,234
12,648,083
Containers & Packaging – 1.4%
178,715 International Paper Co. 6,380,126
Electric Utilities – 2.4%
20,064 NRG Energy, Inc. 2,932,153
447,352 PG&E Corp. 7,859,975
10,792,128
Electrical Equipment – 2.2%
27,598 Rockwell Automation, Inc. 9,904,370
Electronic Equipment, Instruments & Components – 4.4%
20,824 Coherent Corp.* 4,960,485
176,383 Ingram Micro Holding Corp. 4,111,488
12,560 Jabil, Inc. 3,336,313
Shares Description Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
374,733 Mirion Technologies, Inc.* $ 6,966,286
19,374,572
Entertainment – 1.2%
33,947 Live Nation Entertainment, Inc.* 5,177,257
Financial Services – 3.1%
91,526 Equitable Holdings, Inc. 3,396,530
89,463 Global Payments, Inc. 6,020,860
270,865 Rocket Cos., Inc., Class A* 3,859,826
13,277,216
Gas Utilities – 1.0%
24,224 Atmos Energy Corp. 4,474,657
Ground Transportation – 2.5%
42,062 Old Dominion Freight Line, Inc. 8,218,915
7,624 Saia, Inc.* 2,678,159
10,897,074
Health Care Equipment & Supplies – 1.1%
23,497 Dexcom, Inc.* 1,475,612
42,195 Edwards Lifesciences Corp.* 3,378,975
4,854,587
Health Care Providers & Services – 3.7%
22,080 Cencora, Inc. 6,936,211
11,804 Humana, Inc. 2,046,696
37,044 Quest Diagnostics, Inc. 7,259,883
16,242,790
Hotels, Restaurants & Leisure – 0.9%
50,081 Wyndham Hotels & Resorts, Inc. 4,068,080
Insurance – 2.6%
36,209 American Financial Group, Inc. 4,624,251
28,120 Arch Capital Group Ltd.* 2,699,239
59,720 Unum Group 4,361,352
11,684,842
Life Sciences Tools & Services – 2.3%
60,845 Agilent Technologies, Inc. 6,935,113
2,670 Mettler-Toledo International,
Inc.* 3,367,404
10,302,517
Machinery – 2.5%
56,180 Ingersoll Rand, Inc. 4,501,142
33,447 ITT, Inc. 6,372,657
10,873,799
Media – 0.9%
54,902 Omnicom Group, Inc. 4,134,670
Metals & Mining – 1.1%
27,939 Steel Dynamics, Inc. 5,029,020
Multi-Utilities – 5.7%
50,418 Ameren Corp. 5,541,947
134,109 CMS Energy Corp. 10,404,176
80,318 Consolidated Edison, Inc. 9,090,391
25,036,514
Oil, Gas & Consumable Fuels – 8.5%
168,415 BKV Corp. (Thailand)* 4,803,196
32,434 EOG Resources, Inc. 4,688,983

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
56,353 Expand Energy Corp. $ 6,186,432
38,138 HF Sinclair Corp. 2,379,430
22,260 Kinetik Holdings, Inc. 1,077,607
240,034 Permian Resources Corp., Class
A 5,117,525
36,306 Phillips 66 6,614,227
16,384 Targa Resources Corp. 4,107,960
154,314 Venture Global, Inc., Class A 2,431,989
37,407,349
Passenger Airlines – 1.5%
72,364 United Airlines Holdings, Inc.* 6,662,553
Pharmaceuticals – 2.2%
198,981 Royalty Pharma PLC, Class A 9,545,119
Residential REITs – 1.1%
41,732 Mid-America Apartment
Communities, Inc. REIT 5,096,312
Semiconductors & Semiconductor Equipment – 3.5%
83,031 Marvell Technology, Inc. 8,224,220
37,117 ON Semiconductor Corp.* 2,298,285
16,965 Teradyne, Inc. 5,029,444
15,551,949
Specialized REITs – 3.7%
56,047 Digital Realty Trust, Inc. REIT 10,100,230
222,620 VICI Properties, Inc. REIT 6,081,978
16,182,208
Specialty Retail – 1.5%
31,530 Ross Stores, Inc. 6,830,344
Technology Hardware, Storage & Peripherals – 3.2%
243,074 Hewlett Packard Enterprise Co. 5,787,592
3,899 Sandisk Corp.* 2,477,191
21,046 Western Digital Corp. 5,692,732
13,957,515
Trading Companies & Distributors – 3.5%
17,780 United Rentals, Inc. 12,953,797
2,428 W.W. Grainger, Inc. 2,648,486
15,602,283
TOTAL COMMON STOCKS
(Cost $386,164,763)
440,035,007
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
221,862 3.553% 221,862
(Cost $221,862)
TOTAL INVESTMENTS – 99.5%
(Cost $386,386,625)
$ 440,256,869
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.5%
2,343,440
NET ASSETS – 100.0%
$ 442,600,309
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 98.2%
Aerospace & Defense – 2.1%
1,585 AeroVironment, Inc.* $ 290,134
8,178 Astronics Corp.* 545,718
1,844 Intuitive Machines, Inc.*
(a)
34,225
5,262 Kratos Defense & Security
Solutions, Inc.* 371,023
8,401 Mercury Systems, Inc.* 612,517
5,528 Moog, Inc., Class A 1,617,714
1,143 Red Cat Holdings, Inc.*
(a)
14,962
41,054 Redwire Corp.*
(a)
348,959
3,513 Voyager Technologies, Inc., Class
A* 82,169
3,917,421
Automobile Components – 1.4%
30,003 Adient PLC* 606,361
11,512 Cooper-Standard Holdings, Inc.* 320,840
3,124 Dana, Inc. 105,123
44,822 Dauch Corp.* 265,794
31,251 Goodyear Tire & Rubber Co.
(The)* 207,194
5,106 LCI Industries 627,936
86,088 Solid Power, Inc.* 258,264
2,391,512
Banks – 8.8%
10,807 Ameris Bancorp 842,838
14,643 Associated Banc-Corp. 378,668
610 Atlantic Union Bankshares Corp. 21,801
3,077 BancFirst Corp. 333,854
58,079 Capitol Federal Financial, Inc. 414,103
1,964 Central Pacific Financial Corp. 62,769
1,157 Chemung Financial Corp. 62,270
1,204 ChoiceOne Financial Services,
Inc. 33,856
7,002 Community Trust Bancorp, Inc. 425,161
4,779 Dime Community Bancshares,
Inc. 161,626
2,277 FB Financial Corp. 118,267
500 Fidelity D&D Bancorp, Inc. 21,640
584 First Bancorp, Inc. (The) 16,370
6,049 First Financial Bancorp 168,646
27,694 First Financial Bankshares, Inc. 815,588
9,135 First Merchants Corp. 353,799
15,255 German American Bancorp, Inc. 637,506
21,239 Glacier Bancorp, Inc. 948,746
6,141 Hancock Whitney Corp. 390,506
12,500 Hanmi Financial Corp. 329,500
589 Hingham Institution For Savings
(The) 168,360
2,565 Home Bancorp, Inc. 155,388
6,150 Home BancShares, Inc. 165,620
11,304 Hope Bancorp, Inc. 126,266
18,279 Independent Bank Corp. 608,691
11,685 International Bancshares Corp. 786,284
1,131 Lakeland Financial Corp. 64,897
8,342 Metrocity Bankshares, Inc. 239,165
1,919 Nicolet Bankshares, Inc. 285,202
8,676 Northrim BanCorp, Inc. 198,507
5,385 Origin Bancorp, Inc. 223,262
529 Park National Corp. 86,465
534 Red River Bancshares, Inc. 48,295
Shares Description Value
Common Stocks – (continued)
Banks – (continued)
6,498 Renasant Corp. $ 234,773
6,136 S&T Bancorp, Inc. 256,669
10,901 ServisFirst Bancshares, Inc. 793,920
773 SmartFinancial, Inc. 30,209
3,653 Southern First Bancshares, Inc.* 199,089
10,559 Stock Yards Bancorp, Inc. 699,956
8,456 Texas Capital Bancshares, Inc.* 802,305
497 TrustCo Bank Corp. 21,759
8,518 Trustmark Corp. 358,949
167 UMB Financial Corp. 18,836
22,958 United Bankshares, Inc. 950,920
25,611 United Community Banks, Inc. 806,490
15,372 Washington Trust Bancorp, Inc. 514,347
22,708 WesBanco, Inc. 783,199
3,496 Westamerica BanCorp 182,316
16,347,653
Biotechnology – 7.9%
1,301 ACADIA Pharmaceuticals, Inc.* 28,960
14,812 Alector, Inc.* 31,846
6,341 AnaptysBio, Inc.* 351,672
61,592 Annexon, Inc.* 341,220
2,967 Arcturus Therapeutics Holdings,
Inc.* 22,905
715 Arcutis Biotherapeutics, Inc.* 16,845
20,719 Ardelyx, Inc.* 124,107
21,808 ArriVent Biopharma, Inc.* 503,111
19,301 Aurinia Pharmaceuticals, Inc.
(Canada)* 286,041
1,655 Beam Therapeutics, Inc.* 39,439
5,570 BioCryst Pharmaceuticals, Inc.* 53,026
33,990 Biohaven Ltd.* 287,555
5,642 Bridgebio Pharma, Inc.* 418,975
2,982 Celcuity, Inc.* 340,365
15,491 Celldex Therapeutics, Inc.* 491,374
8,369 CG oncology, Inc.* 566,414
9,135 Cogent Biosciences, Inc.* 351,606
21,782 Coherus Oncology, Inc.* 36,812
9,998 Corvus Pharmaceuticals, Inc.* 146,271
3,666 CRISPR Therapeutics AG
(Switzerland)*
(a)
174,392
56,489 Denali Therapeutics, Inc.* 1,084,589
22,308 Design Therapeutics, Inc.* 237,357
10,480 Dyne Therapeutics, Inc.* 190,002
19,017 Eledon Pharmaceuticals, Inc.* 58,572
4,606 Emergent BioSolutions, Inc.* 38,230
5,732 Enanta Pharmaceuticals, Inc.* 72,395
3,593 Entrada Therapeutics, Inc.* 45,344
58,498 Erasca, Inc.* 946,498
3,140 Evommune, Inc.* 72,189
15,795 Heron Therapeutics, Inc.* 12,638
13,560 Ideaya Biosciences, Inc.* 451,819
15,379 ImmunityBio, Inc.*
(a)
117,957
1,827 Immunome, Inc.* 39,956
22,753 Immunovant, Inc.* 565,184
7,530 Kodiak Sciences, Inc.* 287,044
36,314 Larimar Therapeutics, Inc.* 163,413
38,912 Lexeo Therapeutics, Inc.* 223,355
423 Madrigal Pharmaceuticals, Inc.* 221,428
1,995 Mirum Pharmaceuticals, Inc.* 184,298

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Biotechnology – (continued)
42,396 Myriad Genetics, Inc.* $ 190,782
8,237 Nkarta, Inc.* 17,380
9,977 Nurix Therapeutics, Inc.* 154,643
2,438 Nuvalent, Inc., Class A* 249,773
2,542 Olema Pharmaceuticals, Inc.* 37,901
15,330 ORIC Pharmaceuticals, Inc.* 194,231
1,592 Praxis Precision Medicines, Inc.* 512,926
23,252 Prime Medicine, Inc.* 80,917
833 Protagonist Therapeutics, Inc.* 87,798
3,970 PTC Therapeutics, Inc.* 270,476
28,220 Puma Biotechnology, Inc.* 180,326
34,949 Relay Therapeutics, Inc.* 347,743
5,662 Replimune Group, Inc.* 43,314
4,306 Rigel Pharmaceuticals, Inc.* 116,434
25,261 Rocket Pharmaceuticals, Inc.* 90,434
73,043 Sana Biotechnology, Inc.* 210,364
2,484 Spyre Therapeutics, Inc.* 125,293
6,355 Syndax Pharmaceuticals, Inc.* 148,453
13,341 TG Therapeutics, Inc.* 443,188
4,441 Travere Therapeutics, Inc.* 131,942
5,546 Vaxcyte, Inc.* 322,278
11,796 Vera Therapeutics, Inc.* 474,553
10,398 Veracyte, Inc.* 334,920
15,828 Viridian Therapeutics, Inc.* 309,596
14,700,869
Building Products – 0.0%
547 Griffon Corp. 39,756
Capital Markets – 1.0%
2,140 BGC Group, Inc., Class A 20,929
8,751 Donnelley Financial Solutions,
Inc.* 412,522
74,145 GCM Grosvenor, Inc., Class A 726,621
402 Moelis & Co., Class A 22,914
1,670 Patria Investments Ltd., Class A
(Cayman Islands) 21,042
8,256 Piper Sandler Cos. 631,997
1,059 Victory Capital Holdings, Inc.,
Class A 69,344
5,969 Webull Corp. (Cayman Islands)* 28,651
1,934,020
Chemicals – 1.1%
15,415 Innospec, Inc. 1,125,603
11,105 Minerals Technologies, Inc. 787,567
1,616 Stepan Co. 80,768
1,993,938
Commercial Services & Supplies – 1.9%
6,144 ABM Industries, Inc. 236,667
83,783 BrightView Holdings, Inc.* 987,802
9,744 Deluxe Corp. 268,350
17,069 Ennis, Inc. 365,618
33,849 Healthcare Services Group, Inc.* 627,899
1,968 Interface, Inc. 49,042
36,343 Montrose Environmental Group,
Inc.* 795,548
6,145 Perma-Fix Environmental
Services, Inc.* 65,690
1,843 Pitney Bowes, Inc. 20,365
Shares Description Value
Common Stocks – (continued)
Commercial Services & Supplies – (continued)
6,758 Vestis Corp.* $ 53,118
3,470,099
Communications Equipment – 0.7%
5,608 Applied Optoelectronics, Inc.* 474,381
15,559 Viavi Solutions, Inc.* 517,804
16,737 Vistance Networks, Inc.* 304,613
1,296,798
Construction & Engineering – 3.4%
1,316 Argan, Inc. 716,759
11,017 Centuri Holdings, Inc.* 321,807
11,312 Construction Partners, Inc., Class
A* 1,256,989
1,926 Dycom Industries, Inc.* 652,567
9,704 Fluor Corp.* 452,692
2,642 Granite Construction, Inc. 316,723
9,590 Matrix Service Co.* 110,093
2,893 MYR Group, Inc.* 816,752
6,521 Primoris Services Corp. 932,764
8,743 Tutor Perini Corp. 674,872
6,252,018
Construction Materials – 0.5%
6,768 United States Lime & Minerals,
Inc. 883,969
Consumer Finance – 1.9%
15,417 Encore Capital Group, Inc.* 1,081,040
6,315 FirstCash Holdings, Inc. 1,187,220
14,135 Medallion Financial Corp. 120,996
25,443 Oportun Financial Corp.* 117,292
18,916 OppFi, Inc. 145,842
17,717 PROG Holdings, Inc. 508,301
10,853 Regional Management Corp. 350,009
2,077 Upstart Holdings, Inc.* 53,275
249 World Acceptance Corp.* 33,625
3,597,600
Consumer Staples Distribution & Retail – 0.2%
6,881 United Natural Foods, Inc.* 310,058
Containers & Packaging – 0.6%
99,247 O-I Glass, Inc.* 1,043,086
Distributors – 0.0%
1,065 Weyco Group, Inc. 34,133
Diversified Consumer Services – 2.7%
8,313 American Public Education,
Inc.* 472,843
4,399 Covista, Inc.* 506,985
506 Graham Holdings Co., Class B 534,974
38,064 Laureate Education, Inc.* 1,326,150
946 Lincoln Educational Services
Corp.* 38,483
6,415 OneSpaWorld Holdings Ltd.
(Bahamas) 147,224
34,547 Perdoceo Education Corp. 1,285,494
6,473 Strategic Education, Inc. 537,000
5,881 Universal Technical Institute,
Inc.* 212,304
5,061,457

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Diversified REITs – 0.0%
4,639 Gladstone Commercial Corp.
REIT $ 53,024
Diversified Telecommunication Services – 0.6%
765 Bandwidth, Inc., Class A* 13,632
58,457 Liberty Latin America Ltd., Class
A (Puerto Rico)* 505,069
35,549 Liberty Latin America Ltd., Class
C (Puerto Rico)* 313,542
38,279 Lumen Technologies, Inc.* 266,039
1,098,282
Electric Utilities – 0.2%
4,755 Otter Tail Corp. 417,346
Electrical Equipment – 2.8%
13,900 American Superconductor
Corp.* 470,515
2,532 Array Technologies, Inc.* 18,306
14,913 Bloom Energy Corp., Class A* 2,020,562
3,150 Enovix Corp.* 16,317
18,235 Fluence Energy, Inc.* 250,914
1,512 Nextpower, Inc., Class A* 182,272
16,273 NuScale Power Corp.* 176,399
26,561 Plug Power, Inc.* 60,028
630 Powell Industries, Inc. 340,880
1,961 Preformed Line Products Co. 530,941
25,571 Sunrun, Inc.* 346,743
3,211 T1 Energy Inc (Norway)* 14,096
4,592 Vicor Corp.* 739,312
5,167,285
Electronic Equipment, Instruments & Components – 4.3%
3,458 Advanced Energy Industries, Inc. 1,115,931
203 Belden, Inc. 23,311
3,479 Fabrinet (Thailand)* 1,814,368
45,146 Knowles Corp.* 1,159,349
7,699 nLight, Inc.* 438,997
2,931 Novanta, Inc.* 346,180
803 PC Connection, Inc. 46,943
4,381 Richardson Electronics Ltd. 47,972
5,445 Sanmina Corp.* 705,890
12,556 TTM Technologies, Inc.* 1,223,206
63,951 Vishay Intertechnology, Inc. 1,151,118
8,073,265
Energy Equipment & Services – 2.5%
19,249 Archrock, Inc. 669,865
48,080 Borr Drilling Ltd. (Mexico)* 277,422
32,198 Core Laboratories, Inc. 540,604
25,174 Expro Group Holdings NV* 438,279
8,562 Forum Energy Technologies,
Inc.* 502,247
39,647 Helix Energy Solutions Group,
Inc.* 392,109
7,349 Mammoth Energy Services, Inc.* 18,005
744 Nabors Industries Ltd.* 64,029
5,343 Oil States International, Inc.* 62,192
126,407 Patterson-UTI Energy, Inc. 1,368,988
5,179 Ranger Energy Services, Inc.,
Class A 88,768
2,079 Select Water Solutions, Inc. 31,809
Shares Description Value
Common Stocks – (continued)
Energy Equipment & Services – (continued)
2,138 TETRA Technologies, Inc.* $ 18,216
45,994 Transocean Ltd.* 304,940
4,777,473
Entertainment – 1.0%
27,414 Cinemark Holdings, Inc. 781,847
9,623 CuriosityStream, Inc. 28,484
12,957 IMAX Corp.* 492,496
4,146 Madison Square Garden
Entertainment Corp.* 244,241
18,773 Marcus Corp. (The) 322,332
45,404 Playtika Holding Corp. 126,223
1,917 Starz Entertainment Corp.* 22,046
2,017,669
Financial Services – 1.4%
18,066 Acacia Research Corp.* 86,897
23,931 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 1,222,395
402 Essent Group Ltd. 23,493
13,689 NCR Atleos Corp.* 596,567
3,536 NMI Holdings, Inc.* 132,635
10,098 Pagseguro Digital Ltd., Class A
(Brazil) 101,182
13,845 Paysign, Inc.* 81,686
15,337 Remitly Global, Inc.* 240,331
1,524 Sezzle, Inc.* 96,454
2,581,640
Food Products – 0.0%
37,970 BRC, Inc., Class A* 29,472
Gas Utilities – 0.6%
6,982 Brookfield Infrastructure Corp.,
Class A (Canada) 275,929
9,663 ONE Gas, Inc. 832,274
1,108,203
Ground Transportation – 0.3%
21,392 Heartland Express, Inc. 222,477
1,474 Marten Transport Ltd. 19,353
23,689 RXO, Inc.* 346,333
588,163
Health Care Equipment & Supplies – 4.1%
47,722 Accuray, Inc.* 18,521
11,298 Alphatec Holdings, Inc.* 122,922
32,481 AtriCure, Inc.* 926,683
94,229 Cerus Corp.* 171,497
5,481 CVRx, Inc.* 51,850
3,824 Delcath Systems, Inc.* 35,487
12,841 Embecta Corp. 113,514
39,012 Enovis Corp.* 887,523
10,033 Glaukos Corp.* 1,080,153
9,171 Haemonetics Corp.* 516,878
30,019 Inogen, Inc.* 185,517
18,286 Integra LifeSciences Holdings
Corp.* 172,254
6,420 iRadimed Corp. 617,989
1,390 iRhythm Holdings, Inc.* 164,048
5,021 LeMaitre Vascular, Inc. 548,143

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
12,139 OrthoPediatrics Corp.* $ 192,646
31,208 QuidelOrtho Corp.* 512,747
7,447 RxSight, Inc.* 45,874
16,690 SI-BONE, Inc.* 210,795
7,110 TransMedics Group, Inc.* 706,805
1,727 UFP Technologies, Inc.* 334,347
7,616,193
Health Care Providers & Services – 3.4%
9,732 Accendra Health, Inc.* 22,189
22,705 AdaptHealth Corp.* 270,190
313 Addus HomeCare Corp.* 29,312
4,695 Aveanna Healthcare Holdings,
Inc.* 30,236
61,904 Brookdale Senior Living, Inc.* 846,847
4,689 Castle Biosciences, Inc.* 115,115
69,742 Community Health Systems,
Inc.* 205,042
8,712 Concentra Group Holdings
Parent, Inc. 186,872
14,109 Guardant Health, Inc.* 1,303,248
11,074 HealthEquity, Inc.* 925,454
43,858 LifeStance Health Group, Inc.* 279,375
12,829 Nano-X Imaging Ltd. (Israel)*
(a)
29,122
14,690 NeoGenomics, Inc.* 109,000
210 Nutex Health, Inc.*
(a)
19,958
171,120 OPKO Health, Inc.* 195,077
13,669 Pennant Group, Inc. (The)* 416,631
21,182 Privia Health Group, Inc.* 435,714
3,312 US Physical Therapy, Inc. 248,268
65,547 Viemed Healthcare, Inc.* 603,688
6,271,338
Health Care REITs – 1.2%
22,344 American Healthcare REIT, Inc.
REIT 1,053,743
60,758 Sabra Health Care REIT, Inc.
REIT 1,168,376
2,222,119
Health Care Technology – 0.1%
23,784 Evolent Health, Inc., Class A* 54,228
10,546 Phreesia, Inc.* 88,375
9,091 Schrodinger, Inc.* 103,274
245,877
Hotel & Resort REITs – 1.1%
81,463 Apple Hospitality REIT, Inc.
REIT 937,639
49,182 Chatham Lodging Trust REIT 387,062
50,076 Xenia Hotels & Resorts, Inc.
REIT 742,627
2,067,328
Hotels, Restaurants & Leisure – 1.0%
80,048 Bloomin' Brands, Inc. 432,259
50,243 Brightstar Lottery PLC 640,096
1,333 Cheesecake Factory, Inc. (The) 72,982
2,111 El Pollo Loco Holdings, Inc.* 29,258
37,082 Krispy Kreme, Inc. 125,708
12,057 Portillo's, Inc., Class A* 63,781
12,840 Sabre Corp.* 18,618
Shares Description Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
3,555 Shake Shack, Inc., Class A* $ 314,511
11,396 Super Group SGHC Ltd.
(Guernsey) 123,077
1,820,290
Household Durables – 1.8%
663 Cavco Industries, Inc.* 321,084
12,210 Century Communities, Inc. 700,610
1,839 Champion Homes, Inc.* 136,766
1,068 Flexsteel Industries, Inc. 47,996
2,510 Green Brick Partners, Inc.* 161,770
1,628 Installed Building Products, Inc. 431,664
20,554 LGI Homes, Inc.* 812,500
12,604 Meritage Homes Corp. 779,431
3,391,821
Household Products – 0.4%
45,610 Energizer Holdings, Inc. 748,916
Independent Power and Renewable Electricity Producers – 0.2%
8,047 Hallador Energy Co.* 131,005
1,069 Ormat Technologies, Inc. 119,643
250,648
Industrial REITs – 0.2%
13,835 One Liberty Properties, Inc.
REIT 296,899
Insurance – 2.1%
27,221 AMERISAFE, Inc. 907,276
2,288 HCI Group, Inc. 353,748
5,605 Heritage Insurance Holdings,
Inc.* 147,131
1,472 Investors Title Co. 319,925
3,022 Lemonade, Inc.* 189,419
1,019 Root, Inc., Class A* 45,009
11,137 Safety Insurance Group, Inc. 808,992
1,329 Selective Insurance Group, Inc. 100,193
8,549 Stewart Information Services
Corp. 526,447
5,327 Tiptree, Inc. 90,133
14,258 Universal Insurance Holdings,
Inc. 487,053
3,975,326
Interactive Media & Services – 0.3%
9,538 EverQuote, Inc., Class A* 147,076
31,355 QuinStreet, Inc.* 376,574
523,650
IT Services – 0.9%
20,847 Applied Digital Corp.* 494,908
11,568 ASGN, Inc.* 447,797
280 DigitalOcean Holdings, Inc.* 24,018
18,226 Fastly, Inc., Class A* 529,648
1,269 Whitefiber, Inc.*
(a)
15,114
1,511,485
Leisure Products – 0.4%
121 Acushnet Holdings Corp. 11,311
4,291 JAKKS Pacific, Inc. 85,477
22,170 MasterCraft Boat Holdings, Inc.* 454,707

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Leisure Products – (continued)
37,150 Peloton Interactive, Inc., Class
A* $ 159,373
710,868
Life Sciences Tools & Services – 0.7%
58,386 Adaptive Biotechnologies Corp.* 810,398
64,023 Cytek Biosciences, Inc.* 279,780
26,420 Maravai LifeSciences Holdings,
Inc., Class A* 74,769
1,481 Mesa Laboratories, Inc. 130,950
1,295,897
Machinery – 3.0%
21,372 Aebi Schmidt Holding AG
(Switzerland) 207,522
10,973 Atmus Filtration Technologies,
Inc. 622,937
4,350 Blue Bird Corp.* 247,036
2,290 Chart Industries, Inc.* 473,458
1,760 Eastern Co. (The) 35,622
2,807 ESCO Technologies, Inc. 789,806
4,085 Federal Signal Corp. 441,752
6,430 Gencor Industries, Inc.* 96,450
1,192 Gorman-Rupp Co. (The) 74,059
3,655 Kadant, Inc. 1,068,539
8,861 Kennametal, Inc. 320,148
17,483 Manitowoc Co., Inc. (The)* 203,677
57,061 Microvast Holdings, Inc.* 85,592
10,577 Miller Industries, Inc. 481,782
2,618 Omega Flex, Inc. 81,263
833 Park-Ohio Holdings Corp. 20,025
11,193 Trinity Industries, Inc. 360,191
5,609,859
Marine Transportation – 0.8%
33,972 Costamare, Inc. (Monaco) 574,127
10,914 Himalaya Shipping Ltd.
(Bermuda)*
(a)
145,156
18,585 Pangaea Logistics Solutions Ltd. 131,582
106,017 Safe Bulkers, Inc. (Monaco) 671,087
1,521,952
Media – 0.6%
6,548 Cable One, Inc.* 597,243
1,758 EchoStar Corp., Class A* 205,809
60,629 Entravision Communications
Corp., Class A 180,068
30,330 Gray Media, Inc. 131,632
1,985 John Wiley & Sons, Inc., Class A 75,629
1,190,381
Metals & Mining – 2.7%
1,625 Caledonia Mining Corp. PLC
(South Africa) 36,709
1,295 Century Aluminum Co.* 76,004
76,612 Coeur Mining, Inc.* 1,438,007
23,601 Ferroglobe PLC 97,236
80,356 Hecla Mining Co. 1,497,032
61,633 Ivanhoe Electric, Inc.* 728,502
25,461 SSR Mining, Inc. (Canada)* 748,553
2,431 U.S. Goldmining, Inc.
(Canada)*
(a)
28,273
Shares Description Value
Common Stocks – (continued)
Metals & Mining – (continued)
3,530 Warrior Met Coal, Inc. $ 328,819
4,979,135
Mortgage Real Estate Investment Trusts (REITs) – 0.6%
15,287 Ladder Capital Corp. REIT 149,354
9,256 Nexpoint Real Estate Finance,
Inc. REIT 124,678
38,845 Orchid Island Capital, Inc. REIT 273,080
35,136 Ready Capital Corp. REIT 56,920
16,257 TPG Mortgage Investment Trust,
Inc. REIT 118,839
47,887 TPG RE Finance Trust, Inc.
REIT 373,998
1,096,869
Office REITs – 0.4%
91,406 Brandywine Realty Trust REIT 247,710
57,408 Douglas Emmett, Inc. REIT 540,783
788,493
Oil, Gas & Consumable Fuels – 4.6%
12,106 Clean Energy Fuels Corp.* 30,023
37,138 Comstock Resources, Inc.* 782,869
4,391 Core Natural Resources, Inc. 459,869
5,021 Delek US Holdings, Inc. 226,297
33,977 Encore Energy Corp. (Canada)* 61,159
10,132 Energy Fuels, Inc.* 184,909
27,536 Golar LNG Ltd. (Cameroon) 1,489,973
17,738 Green Plains, Inc.* 291,790
47,852 Magnolia Oil & Gas Corp.,
Class A 1,510,688
14,259 NextDecade Corp.* 109,224
58,696 Nordic American Tankers Ltd. 343,959
15,911 Northern Oil & Gas, Inc. 465,079
3,410 PBF Energy, Inc., Class A 162,384
1,955 Peabody Energy Corp. 64,417
973 REX American Resources Corp.* 44,340
7,529 SandRidge Energy, Inc. 122,798
2,103 Scorpio Tankers, Inc. (Monaco) 157,010
20,560 SFL Corp. Ltd. (Norway) 221,842
43,097 SM Energy Co. 1,343,764
1,754 Teekay Tankers Ltd., Class A
(Canada) 128,603
24,142 Uranium Energy Corp.* 325,917
8,526,914
Passenger Airlines – 0.9%
5,463 Allegiant Travel Co.* 442,721
34,970 JetBlue Airways Corp.* 154,567
11,077 SkyWest, Inc.* 1,017,201
1,614,489
Personal Care Products – 0.3%
41,078 Herbalife Ltd.* 604,668
3,999 Niagen Bioscience, Inc.* 17,635
622,303
Pharmaceuticals – 1.7%
45,207 Aclaris Therapeutics, Inc.* 169,526
3,115 Alumis, Inc.* 68,623
60,207 Amneal Pharmaceuticals, Inc.* 748,373
11,103 Arvinas, Inc.* 117,692

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
10,022 Atea Pharmaceuticals, Inc.* $ 53,918
9,398 Edgewise Therapeutics, Inc.* 296,037
8,748 Harmony Biosciences Holdings,
Inc.* 245,032
3,762 Innoviva, Inc.* 87,655
778 Ligand Pharmaceuticals, Inc.* 155,328
1,379 Liquidia Corp.* 52,044
4,630 Omeros Corp.* 48,893
3,221 Rapport Therapeutics, Inc.* 100,785
13,153 Septerna, Inc.* 316,067
19,306 SIGA Technologies, Inc. 103,287
4,499 Supernus Pharmaceuticals, Inc.* 232,553
4,488 Tarsus Pharmaceuticals, Inc.* 314,833
723 Theravance Biopharma, Inc.* 11,734
14,128 Third Harmonic Bio, Inc.*
(b)
—
3,122,380
Professional Services – 0.7%
247,711 Alight, Inc., Class A 144,341
2,002 BlackSky Technology, Inc.* 50,370
6,261 Exponent, Inc. 408,530
679 ICF International, Inc. 44,332
7,418 Planet Labs PBC* 207,333
1,781 Public Policy Holding Co., Inc.* 23,296
45,621 Verra Mobility Corp.* 651,924
1,530,126
Real Estate Management & Development – 0.1%
8,500 Forestar Group, Inc.* 207,740
Residential REITs – 0.9%
31,477 NexPoint Residential Trust, Inc.
REIT 786,925
68,692 UMH Properties, Inc. REIT 991,226
1,778,151
Retail REITs – 1.0%
5,049 Acadia Realty Trust REIT 96,537
5,516 Macerich Co. (The) REIT 104,253
33,310 Phillips Edison & Co., Inc. REIT 1,246,460
4,097 Tanger, Inc. REIT 139,216
1,586,466
Semiconductors & Semiconductor Equipment – 3.1%
5,069 ACM Research, Inc., Class A* 199,465
1,041 Alpha & Omega Semiconductor
Ltd.* 23,069
17,130 Cohu, Inc.* 524,521
9,139 Credo Technology Group
Holding Ltd.* 857,878
18,954 Diodes, Inc.* 1,293,800
4,275 FormFactor, Inc.* 414,632
2,989 Ichor Holdings Ltd.* 139,317
31,834 MaxLinear, Inc.* 553,593
8,392 Semtech Corp.* 645,261
2,293 Silicon Laboratories, Inc.* 477,288
1,512 SiTime Corp.* 522,169
1,313 Ultra Clean Holdings, Inc.* 81,642
5,732,635
Software – 5.1%
13,950 A10 Networks, Inc. 322,524
Shares Description Value
Common Stocks – (continued)
Software – (continued)
19,036 Adeia, Inc. $ 457,435
4,222 Agilysys, Inc.* 300,353
26,164 Alkami Technology, Inc.* 409,990
34,817 Arteris, Inc.* 572,391
32,613 AvePoint, Inc.* 310,150
26,320 Cerence, Inc.* 166,079
4,690 Cipher Digital, Inc.* 60,360
14,416 Cleanspark, Inc.* 122,680
10,012 Clear Secure, Inc., Class A 484,681
7,357 Consensus Cloud Solutions, Inc.* 174,655
12,025 Core Scientific, Inc.* 179,894
46,372 Digital Turbine, Inc.* 133,551
94,213 Domo, Inc., Class B* 288,292
24,013 D-Wave Quantum, Inc.
(Canada)* 346,508
4,230 Hut 8 Corp. (Canada)* 198,429
2,963 InterDigital, Inc. 894,826
15,653 MARA Holdings, Inc.*
(a)
127,728
5,555 Mitek Systems, Inc.* 74,992
7,360 Ooma, Inc.* 107,088
23,811 Porch Group, Inc.* 170,725
17,209 Progress Software Corp.* 441,411
2,329 Q2 Holdings, Inc.* 110,162
4,114 Red Violet, Inc.* 142,345
16,227 Riot Platforms, Inc.* 200,566
12,357 SoundHound AI, Inc., Class A*
(a)
84,893
24,698 Telos Corp.* 103,485
1,557 Tenable Holdings, Inc.* 26,337
25,167 Terawulf, Inc.* 363,160
18,564 Varonis Systems, Inc.* 398,569
69,063 Vertex, Inc., Class A* 821,159
3,480 Xperi, Inc.* 19,488
45,063 Zeta Global Holdings Corp.,
Class A* 717,403
9,332,309
Specialized REITs – 0.5%
32,643 Smartstop Self Storage REIT,
Inc. REIT 988,430
Specialty Retail – 2.4%
10,913 Advance Auto Parts, Inc.
(a)
575,661
42,896 American Eagle Outfitters, Inc. 716,363
4,624 Boot Barn Holdings, Inc.* 676,769
52,643 Camping World Holdings, Inc.,
Class A 359,552
4,695 Citi Trends, Inc.* 203,387
39,017 Designer Brands, Inc., Class A
(a)
222,007
29,093 Petco Health & Wellness Co.,
Inc.* 80,879
4,285 Sally Beauty Holdings, Inc.* 59,347
28,370 Shoe Carnival, Inc. 442,288
11,971 ThredUp, Inc., Class A* 39,265
34,456 Upbound Group, Inc. 621,931
250 Winmark Corp. 106,887
19,849 Zumiez, Inc.* 439,854
4,544,190
Technology Hardware, Storage & Peripherals – 0.5%
19,275 Corsair Gaming, Inc.* 106,976
14,526 Eastman Kodak Co.* 131,461

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
22,464 IonQ, Inc.* $ 647,637
886,074
Textiles, Apparel & Luxury Goods – 1.5%
29,359 Figs, Inc., Class A* 433,632
7,688 G-III Apparel Group Ltd. 212,958
4,261 Kontoor Brands, Inc. 299,506
22,861 Movado Group, Inc. 558,266
4,522 Oxford Industries, Inc. 174,142
32,106 Steven Madden Ltd. 1,089,035
2,767,539
Trading Companies & Distributors – 0.6%
2,562 Boise Cascade Co. 194,328
36,180 DNOW, Inc.* 430,904
506 DXP Enterprises, Inc.* 70,703
19,066 NPK International, Inc.* 276,266
972,201
Water Utilities – 0.2%
4,407 American States Water Co. 333,257
Wireless Telecommunication Services – 0.2%
8,170 Telephone and Data Systems,
Inc. 343,957
TOTAL COMMON STOCKS
(Cost $161,122,127)
182,210,714
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
157,382 3.553% 157,382
(Cost $157,382)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $161,279,509)
182,368,096
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.9%
(c)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
1,740,951 3.553% $ 1,740,951
(Cost $1,740,951)
TOTAL INVESTMENTS – 99.2%
(Cost $163,020,460)
$ 184,109,047
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.8%
1,518,661
NET ASSETS – 100.0%
$ 185,627,708
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At March 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 21 06/18/26 $ 2,637,810 $ (23,945)

GOLDMAN SACHS VARIABLE INSURANCE TRUST-STRATEGIC GROWTH FUND
Schedule of Investments
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 100.5%
Aerospace & Defense – 1.6%
22,494 General Electric Co. $ 6,383,122
Automobiles – 2.1%
22,790 Tesla, Inc.* 8,472,183
Banks – 2.2%
69,050 Bank of America Corp. 3,366,187
18,287 JPMorgan Chase & Co. 5,379,304
8,745,491
Biotechnology – 1.5%
3,246 Argenx SE ADR (Netherlands)* 2,370,392
22,552 Insmed, Inc.* 3,687,703
6,058,095
Broadline Retail – 5.4%
104,178 Amazon.com, Inc.* 21,697,152
Chemicals – 0.8%
10,098 Sherwin-Williams Co. (The) 3,236,914
Commercial Services & Supplies – 0.4%
9,846 Waste Connections, Inc. 1,599,384
Communications Equipment – 0.6%
6,071 Motorola Solutions, Inc. 2,634,632
Construction Materials – 0.8%
5,803 Martin Marietta Materials, Inc. 3,416,110
Consumer Finance – 0.8%
18,289 Capital One Financial Corp. 3,336,462
Consumer Staples Distribution & Retail – 1.9%
7,779 Costco Wholesale Corp. 7,751,229
Electrical Equipment – 3.4%
12,333 Eaton Corp. PLC 4,411,144
5,397 GE Vernova, Inc. 4,711,042
13,107 Rockwell Automation, Inc. 4,703,840
13,826,026
Electronic Equipment, Instruments & Components – 0.9%
15,409 Coherent Corp.* 3,670,578
Entertainment – 1.6%
9,146 Spotify Technology SA* 4,434,987
9,677 TKO Group Holdings, Inc. 1,951,367
6,386,354
Financial Services – 2.5%
20,052 Mastercard, Inc., Class A 10,019,182
Ground Transportation – 1.4%
28,131 Old Dominion Freight Line, Inc. 5,496,797
Health Care Equipment & Supplies – 1.7%
30,012 Boston Scientific Corp.* 1,883,253
11,227 Intuitive Surgical, Inc.* 5,175,535
7,058,788
Health Care Providers & Services – 0.7%
30,704 Guardant Health, Inc.* 2,836,129
Hotels, Restaurants & Leisure – 1.8%
23,100 DoorDash, Inc., Class A* 3,468,465
71,287 Dutch Bros, Inc., Class A* 3,611,399
7,079,864
Shares Description Value
Common Stocks – (continued)
Household Durables – 0.3%
7,949 D.R. Horton, Inc. $ 1,090,762
Interactive Media & Services – 11.7%
60,219 Alphabet, Inc., Class A 17,316,576
40,198 Alphabet, Inc., Class C 11,531,198
32,065 Meta Platforms, Inc., Class A 18,345,348
47,193,122
IT Services – 1.1%
12,178 Cloudflare, Inc., Class A* 2,512,808
14,447 Snowflake, Inc.* 2,178,897
4,691,705
Oil, Gas & Consumable Fuels – 1.9%
30,123 Targa Resources Corp. 7,552,740
Pharmaceuticals – 4.7%
14,072 Eli Lilly & Co. 12,943,004
24,573 Johnson & Johnson 6,006,624
18,949,628
Semiconductors & Semiconductor Equipment – 25.6%
31,281 Advanced Micro Devices, Inc.* 6,363,494
11,826 Applied Materials, Inc. 4,042,009
46,726 Broadcom, Inc. 14,462,164
3,264 KLA Corp. 4,805,946
59,111 Marvell Technology, Inc. 5,854,945
10,320 Micron Technology, Inc. 3,486,509
348,316 NVIDIA Corp. 60,746,310
19,552 Texas Instruments, Inc. 3,795,825
103,557,202
Software – 12.7%
10,114 AppLovin Corp., Class A* 4,025,372
18,933 Datadog, Inc., Class A* 2,235,041
5,652 Intuit, Inc. 2,443,812
91,342 Microsoft Corp. 33,812,068
39,895 Palantir Technologies, Inc., Class
A* 5,835,840
63,369 Samsara, Inc., Class A* 2,008,164
8,358 Zscaler, Inc.* 1,172,544
51,532,841
Specialty Retail – 1.7%
12,266 Home Depot, Inc. (The) 4,034,165
13,121 Ross Stores, Inc. 2,842,402
6,876,567
Technology Hardware, Storage & Peripherals – 7.3%
116,375 Apple, Inc. 29,534,811
Textiles, Apparel & Luxury Goods – 0.6%
72,460 On Holding AG, Class A
(Switzerland)* 2,465,089

GOLDMAN SACHS VARIABLE INSURANCE TRUST-STRATEGIC GROWTH FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Trading Companies & Distributors – 0.8%
4,354 United Rentals, Inc. $ 3,172,150
TOTAL INVESTMENTS – 100.5%
(Cost $199,473,716)
$ 406,321,109
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.5)%
(1,924,100)
NET ASSETS – 100.0%
$ 404,397,009
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.1%
Aerospace & Defense – 3.5%
5,763 General Dynamics Corp. $ 1,977,977
11,352 General Electric Co. 3,221,357
1,094 Howmet Aerospace, Inc. 252,123
27,678 RTX Corp. 5,339,086
14,939 Textron, Inc. 1,308,059
12,098,602
Automobile Components – 1.3%
55,754 BorgWarner, Inc. 3,025,212
58,636 Gentex Corp. 1,281,197
4,306,409
Automobiles – 2.3%
20,833 Tesla, Inc.* 7,744,668
Banks – 4.1%
113,582 Bank of America Corp. 5,537,122
28,661 JPMorgan Chase & Co. 8,430,920
13,968,042
Beverages – 1.5%
68,617 Coca-Cola Co. (The) 5,218,323
Biotechnology – 1.8%
9,224 Gilead Sciences, Inc. 1,285,549
8,553 Moderna, Inc.* 434,492
1,210 Regeneron Pharmaceuticals, Inc. 934,894
8,053 Vertex Pharmaceuticals, Inc.* 3,595,987
6,250,922
Broadline Retail – 4.5%
66,674 Amazon.com, Inc.* 13,886,194
14,744 Ollie's Bargain Outlet Holdings,
Inc.* 1,357,038
15,243,232
Building Products – 0.1%
4,387 Carrier Global Corp. 247,032
Capital Markets – 1.6%
2,088 Ameriprise Financial, Inc. 927,907
1,120 Blackrock, Inc. 1,077,115
1,774 CME Group, Inc. 523,951
345 Coinbase Global, Inc., Class A* 60,241
1,284 Evercore, Inc., Class A 383,287
89,449 Invesco Ltd. 2,172,716
2,431 MarketAxess Holdings, Inc. 401,066
5,546,283
Chemicals – 0.3%
6,731 Axalta Coating Systems Ltd.* 186,449
1,479 Linde PLC 733,229
919,678
Commercial Services & Supplies – 1.9%
11,824 Clean Harbors, Inc.* 3,390,296
19,178 Waste Connections, Inc. 3,115,274
6,505,570
Communications Equipment – 1.1%
2,640 Arista Networks, Inc.* 324,139
7,849 Motorola Solutions, Inc. 3,406,231
3,730,370
Shares Description Value
Common Stocks – (continued)
Construction & Engineering – 0.4%
1,230 Everus Construction Group,
Inc.* $ 145,214
1,891 Quanta Services, Inc. 1,038,197
1,183,411
Construction Materials – 0.7%
8,764 Vulcan Materials Co. 2,386,437
Consumer Finance – 1.5%
62,499 OneMain Holdings, Inc. 3,343,072
37,867 SoFi Technologies, Inc.* 601,328
18,757 Synchrony Financial 1,275,851
5,220,251
Consumer Staples Distribution & Retail – 1.6%
5,191 Casey's General Stores, Inc. 3,778,321
22,730 Sysco Corp. 1,621,331
5,399,652
Diversified Consumer Services – 0.0%
1,300 Bright Horizons Family
Solutions, Inc.* 106,769
Electrical Equipment – 0.5%
13,964 Emerson Electric Co. 1,829,563
Electronic Equipment, Instruments & Components – 0.7%
16,765 Corning, Inc. 2,279,537
Energy Equipment & Services – 0.8%
19,639 Baker Hughes Co. 1,198,961
18,039 NOV, Inc. 339,313
18,453 TechnipFMC PLC (United
Kingdom) 1,275,656
2,813,930
Financial Services – 2.4%
4,114 Berkshire Hathaway, Inc., Class
B* 1,971,429
12,521 Mastercard, Inc., Class A 6,256,243
8,227,672
Food Products – 0.8%
43,010 Tyson Foods, Inc., Class A 2,755,651
Ground Transportation – 0.4%
5,979 XPO, Inc.* 1,163,215
Health Care Equipment & Supplies – 1.6%
58,540 Boston Scientific Corp.* 3,673,385
4,955 Stryker Corp. 1,628,164
5,301,549
Health Care Providers & Services – 3.5%
55,926 CVS Health Corp. 4,016,605
9,631 Encompass Health Corp. 931,607
3,294 HCA Healthcare, Inc. 1,558,852
11,142 UnitedHealth Group, Inc. 3,014,914
13,635 Universal Health Services, Inc.,
Class B 2,440,256
11,962,234
Health Care REITs – 0.5%
8,826 Welltower, Inc. REIT 1,744,989

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 2.4%
91,749 Aramark $ 3,719,504
97,586 Chipotle Mexican Grill, Inc.* 3,123,728
1,612 Planet Fitness, Inc., Class A* 119,901
4,347 Royal Caribbean Cruises Ltd. 1,196,207
2,200 Viking Holdings Ltd.* 161,656
8,320,996
Household Durables – 0.3%
7,814 D.R. Horton, Inc. 1,072,237
Household Products – 0.7%
24,617 Kimberly-Clark Corp. 2,374,802
Independent Power and Renewable Electricity Producers – 0.1%
31,302 AES Corp. (The) 441,045
Industrial Conglomerates – 1.1%
24,561 3M Co. 3,566,994
Insurance – 1.1%
29,906 Loews Corp. 3,192,166
6,701 MetLife, Inc. 473,895
3,666,061
Interactive Media & Services – 8.1%
11,194 Alphabet, Inc., Class A 3,218,947
42,228 Alphabet, Inc., Class C 12,113,524
19,197 Meta Platforms, Inc., Class A 10,983,179
10,254 Reddit, Inc., Class A* 1,380,701
27,696,351
IT Services – 0.2%
2,821 International Business Machines
Corp. 683,782
Life Sciences Tools & Services – 0.5%
1,417 Mettler-Toledo International,
Inc.* 1,787,120
Machinery – 2.0%
15,279 Illinois Tool Works, Inc. 3,976,971
25,657 Mueller Industries, Inc. 2,842,796
6,819,767
Marine Transportation – 1.1%
27,339 Kirby Corp.* 3,632,806
Media – 0.3%
19,559 Fox Corp., Class A 1,142,246
Oil, Gas & Consumable Fuels – 3.0%
23,987 Antero Resources Corp.* 1,018,008
28,764 APA Corp. 1,220,744
1,103 Chevron Corp. 228,211
6,232 ConocoPhillips 822,624
4,499 Exxon Mobil Corp. 763,300
116,292 Kinder Morgan, Inc. 3,899,271
2,385 Marathon Petroleum Corp. 582,369
8,456 Phillips 66 1,540,514
583 Targa Resources Corp. 146,176
10,221,217
Passenger Airlines – 0.5%
3,813 Delta Air Lines, Inc. 253,488
15,552 United Airlines Holdings, Inc.* 1,431,873
1,685,361
Shares Description Value
Common Stocks – (continued)
Pharmaceuticals – 2.3%
5,400 Eli Lilly & Co. $ 4,966,758
11,734 Johnson & Johnson 2,868,259
7,835,017
Professional Services – 0.0%
2,242 Parsons Corp.* 121,449
Residential REITs – 2.0%
20,621 American Homes 4 Rent, Class
A REIT 575,738
9,027 AvalonBay Communities, Inc.
REIT 1,474,560
36,246 Camden Property Trust REIT 3,539,784
49,368 Invitation Homes, Inc. REIT 1,226,795
6,816,877
Semiconductors & Semiconductor Equipment – 13.2%
8,353 Allegro MicroSystems, Inc.
(Japan)* 263,370
39,258 Broadcom, Inc. 12,150,744
17,034 Microchip Technology, Inc. 1,100,567
2,763 Micron Technology, Inc. 933,452
138,097 NVIDIA Corp. 24,084,117
8,226 ON Semiconductor Corp.* 509,354
22,768 Texas Instruments, Inc. 4,420,179
15,006 Universal Display Corp. 1,375,450
44,837,233
Software – 10.3%
2,744 Cadence Design Systems, Inc.* 762,475
30,560 Fortinet, Inc.* 2,497,363
55,003 Microsoft Corp. 20,360,461
24,373 Oracle Corp. 3,585,512
20,615 Palantir Technologies, Inc., Class
A* 3,015,562
9,781 Synopsys, Inc.* 3,877,971
13,080 Zoom Communications, Inc.* 1,051,501
35,150,845
Specialty Retail – 2.0%
766 AutoNation, Inc.* 149,569
6,200 Burlington Stores, Inc.* 2,017,356
295 Carvana Co.* 92,742
29,231 TJX Cos., Inc. (The) 4,668,191
6,927,858
Technology Hardware, Storage & Peripherals – 8.0%
104,284 Apple, Inc. 26,466,236
1,044 Sandisk Corp.* 663,295
27,129,531

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Wireless Telecommunication Services – 0.5%
8,758 T-Mobile US, Inc. $ 1,839,443
TOTAL INVESTMENTS – 99.1%
(Cost $246,824,098)
$ 337,923,029
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.9%
3,175,965
NET ASSETS – 100.0%
$ 341,098,994
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At March 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 6 06/18/26 $ 1,971,225 $ 51,973

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
March 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation
—
The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the
Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities
—
Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund's accounting policies and investment holdings, please see the Underlying Money Market Fund's financial statements at SEC.gov.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2026:
(a)
International Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ — $ 702,469 $ —
Asia 1,814,975 31,676,520 —
Europe 5,442,631 62,650,595 —
North America 3,110,037 7,537,407 —
Oceania 1,743,543 8,827,011 —
Securities Lending Reinvestment Vehicle 543,070 — —
Total
$ 12,654,256 $ 111,394,002 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 2,238 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (22,830) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Large Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 1,229,011 $ — $ —
North America 253,237,563 — —
Investment Company 988,893 — —
Total
$ 255,455,467 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 1,623,680 $ — $ —
North America 55,987,531 — —
Investment Company 348,409 — —
Total
$ 57,959,620 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Mid Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 4,803,196 $ — $ —
Europe 10,204,092 — —
North America 425,027,719 — —
Investment Company 221,862 — —
Total
$ 440,256,869 $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 1,526,682 $ — $ —
Asia 1,843,490 — —
Europe 2,143,153 — —
North America 176,596,207 — —
South America 101,182 — —
Investment Company 157,382 — —
Securities Lending Reinvestment Vehicle 1,740,951 — —
Total
$ 184,109,047 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (23,945) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Strategic Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 4,835,481 $ — $ —
North America 401,485,628 — —
Total
$ 406,321,109 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
U.S. Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 263,370 $ — $ —
Europe 1,275,656 — —
North America 336,384,003 — —
Total
$ 337,923,029 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 51,973 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
D. Securities Lending
—
The Small Cap Equity Insights Fund may lend its securities through a securities lending agent, the Bank of
New York (“BNY”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission
(“SEC”) and the terms and conditions contained therein, the International Equity Insights, Small Cap Equity Insights and U. S. Equity
Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-
owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the
Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan.
The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights and Strategic Growth Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund
(“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is
registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government
Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will, and BNY may, exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNY are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’
loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Investment Style Risk— Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the
Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Tax Diversification Risk — The Fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code (the “Diversification Requirements”). In order for the Fund to qualify for “look through” treatment under the Diversification Requirements, Fund shares must be sold only to persons permitted to hold shares, directly or indirectly (each, a “Permitted Investor”), under Section 817 of the Code and Treasury Regulation 1.817-5(f), as supplemented by published rulings and procedures issued thereunder by the Internal Revenue Service (“IRS”). To the extent an investor in Fund shares no longer qualifies as a Permitted Investor, and such investor fails to restore its status as a Permitted Investor or obtain a waiver or closing agreement with respect to such failure from the IRS, the Fund may no longer qualify for “look through” treatment.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Therefore, in testing compliance with the Diversification Requirements, an investor in the Fund, such as, for example, an insurance company separate account, no longer would be able to look through the Fund to its underlying investments. Instead, the Fund would be considered a single investment for purposes of the Diversification Requirements. A failure to satisfy the Diversification Requirements
(whether resulting from investors in Fund shares or otherwise) could have significant adverse tax consequences for variable contract owners whose contract values are determined by investment in the Fund. See “Taxation” in the Statement of Additional Information for
more information.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)